CONSOLIDATED BALANCE SHEET - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	¥ 113,218	¥ 124,468
Time deposits with financial institutions	51,786	18,029
Financial assets at fair value through profit or loss	51,196
Trade accounts receivable, net	68,494	50,289
Bills receivable	16,207	13,197
Inventories	186,693	156,511
Prepaid expenses and other current assets	41,455	49,767
Total current assets	529,049	412,261
Non-current assets
Property, plant and equipment, net	650,774	690,594
Construction in progress	118,645	129,581
Goodwill	8,634	6,353
Interest in associates	79,726	66,116
Interest in joint ventures	51,361	50,696
Available-for-sale financial assets	1,676	11,408
Deferred tax assets	15,131	7,214
Lease prepayments	58,526	54,241
Long-term prepayments and other assets	81,982	70,145
Total non-current assets	1,066,455	1,086,348
Total assets	1,595,504	1,498,609
Current liabilities
Short-term debts	55,338	56,239
Loans from Sinopec Group Company and fellow subsidiaries	25,311	18,580
Trade accounts payable	200,073	174,301
Bills payable	6,462	5,828
Accrued expenses and other payables	279,247	224,544
Income tax payable	13,015	6,051
Total current liabilities	579,446	485,543
Non-current liabilities
Long-term debts	55,804	72,674
Loans from Sinopec Group Company and fellow subsidiaries	43,320	44,772
Deferred tax liabilities	6,466	7,661
Provisions	39,958	39,298
Other long-term liabilities	17,620	17,426
Total non-current liabilities	163,168	181,831
Total liabilities	742,614	667,374
Equity
Share capital	121,071	121,071
Reserves	605,049	589,923
Total equity attributable to owners of the Company	726,120	710,994
Non-controlling interests	126,770	120,241
Total equity	852,890	831,235
Total liabilities and equity	¥ 1,595,504	¥ 1,498,609